Condensed consolidated statements of operations - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Sales (including 4,212 and 4,679 of sales to related parties for the six months ended, June 30, 2024 and June 30, 2023, respectively)	$ 32,531	$ 37,107
Cost of sales (including depreciation and amortization of 1,277 and 1,310 and purchases from related parties of 1,056 and 1,047 for the six months ended June 30, 2024 and June 30, 2023, respectively)	29,157	32,809
Gross margin	3,374	4,298
Selling, general and administrative expenses	1,256	1,181
Operating income	2,118	3,117
Income from investments in associates, joint ventures and other investments	423	711
Financing costs - net	(583)	(361)
Income before taxes	1,958	3,467
Income tax expense (note 7)	(472)	(420)
Net income (including non-controlling interests)	1,486	3,047
Net income attributable to:
Equity holders of the parent	1,442	2,956
Non-controlling interests	$ 44	$ 91
Earnings per common share (in U.S. dollar):
Basic (in USD per share)	$ 1.80	$ 3.47
Diluted (in USD per share)	$ 1.79	$ 3.46
Weighted average common shares outstanding (in millions):
Basic (in shares)	802	851
Diluted (in shares)	804	853